DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Schedule or Net Deferred Income Tax Assets

	At December 31,
(in millions of Euros)	2020	2019
Deferred income tax assets	193	185
Deferred income tax liabilities	(10)	(24)
Net deferred income tax assets	183	161

Schedule of Significant Changes in Net Deferred Income Tax Assets / (Liabilities)

	At December 31,
(in millions of Euros)	2020	2019
Deferred income tax assets	193	185
Deferred income tax liabilities	(10)	(24)
Net deferred income tax assets	183	161

	At January 1, 2020	Acquisitions	Recognized in		FX	At December 31, 2020
(in millions of Euros)			Profit or loss	OCI
Long-term assets	(99)	—	(16)	—	9	(106)
Inventories	8	—	(3)	—	—	5
Pensions	127	—	(1)	5	(5)	126
Derivative valuation	6	—	(4)	(7)	—	(5)
Tax losses carried forward	75	—	49	—	(8)	116
Other (A)	44	—	6	—	(3)	47
Net deferred income tax assets	161	—	31	(2)	(7)	183
(A)Other results mainly from non-deductible provisions and interest.

	At January 1, 2019	Acquisitions	Recognized in		FX and reclassifications	At December 31, 2019
(in millions of Euros)			Profit or loss	OCI
Long-term assets	(94)	1	(3)	—	(3)	(99)
Inventories	5	—	2	—	1	8
Pensions	116	—	(4)	13	2	127
Derivative valuation	12	—	(8)	2	—	6
Tax losses carried forward (A)	61	—	27	—	(13)	75
Other (B)	41	2	—	—	1	44
Net deferred income tax assets	141	3	14	15	(12)	161
(A)The reclassifications resulted primarily from the adoption of IFRIC 23.
(B)Other results mainly from non-deductible provisions and interest.

Schedule of Unrecognized Deferred Tax Assets	The related tax impact of €224 million and €259 million at December 31, 2020 and 2019, respectively, is attributable to the following:

	At December 31,
(in millions of Euros)	2020	2019
Expiring within 5 years	(3)	(2)
Expiring after 5 years and limited	(55)	(62)
Unlimited	(23)	(20)
Tax losses	(81)	(84)
Long-term assets	(91)	(104)
Pensions	(16)	(20)
Other	(36)	(51)
Deductible temporary differences	(143)	(175)
Total	(224)	(259)